Long-term debt (Schedule of detailed information about unamortized transaction costs - revolving credit facilities) (Details) - Unamortized transaction costs - revolving credit facilities [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Unamortized transaction costs, beginning balance	$ 8,276	$ 8,328
Accretion of transaction costs	(2,342)	(1,946)
New transaction costs	(369)	(1,894)
Unamortized transaction costs, ending balance	$ 6,303	$ 8,276